Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of Revenue Disaggregation
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts.
Revenue allocated to category

	For the year ended December 31,
	2025	2024	2023
Sales of vehicles[1]	2,805,635	1,975,864	2,313,124
Sales of carbon credits	192,386	10,918	1,452
Sales of licenses and royalties	32,374	11,851	12,125
Vehicle leasing revenue	12,396	17,175	17,421
Sales of software and performance engineered kits	10,055	15,344	18,994
Other revenue	5,263	3,109	4,969
Total	3,058,109	2,034,261	2,368,085
1 - Revenue related to sales of vehicles is inclusive of (1) sales of accessories recognized at a point in time and (2) extended and connected services recognized over time.
Timing of revenue recognition of Sales of vehicles

	For the year ended December 31,
	2025	2024	2023
Revenue recognized at the point of delivery	2,764,908	1,943,508	2,289,780
Revenue recognized over contract period	40,727	32,356	23,344
Total	2,805,635	1,975,864	2,313,124

Summary of Contract Liabilities
Contract liabilities comprise deferred revenues related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue, and are presented as follows:

	Deferred revenue - extended service	Deferred revenue - connected service	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2025	47,091	43,742	7,818	98,651
Provided for during the year	38,423	18,322	7,956	64,701

Released during the year	(29,550)	(10,910)	(12,488)	(52,948)
Translation differences and other	(5,821)	8,628	63	2,870
Balance as of December 31, 2025	50,143	59,782	3,349	113,274
of which current	18,935	15,037	3,211	37,183
of which non-current	31,208	44,745	138	76,091

Balance as of January 1, 2024	47,505	39,565	50,962	138,032
Provided for during the year	27,295	14,567	5,795	47,657
Released during the year	(25,672)	(6,656)	(48,406)	(80,734)
Translation differences and other	(2,037)	(3,734)	(533)	(6,304)
Balance as of December 31, 2024	47,091	43,742	7,818	98,651
of which current	23,649	7,348	6,652	37,649
of which non-current	23,442	36,394	1,166	61,002